Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2012
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Change Due to Net Income Attributable to Parent and Effects of Changes, Net [Abstract]
Noncontrolling interests
Year Ended December 31,	2012	2011	2010

(Dollars in thousands)
Net income attributable to TDS shareholders	$81,861	$200,566	$144,849
Transfer (to) from the noncontrolling interests
Change in TDS’ Capital in excess of par value from U.S. Cellular's issuance of U.S. Cellular shares	(8,854)	(8,555)	(7,180)
Change in TDS’ Capital in excess of par value from U.S. Cellular’s repurchase of U.S. Cellular shares	4,789	(7,723)	(2,964)
Purchase of ownership in subsidiary from noncontrolling interest	4,397	-	(3,510)
Net transfers (to) from noncontrolling interests	332	(16,278)	(13,654)
Change from net income attributable to TDS shareholders and transfers (to) from noncontrolling interests	$82,193	$184,288	$131,195